Income and deferred tax - Amounts recognised in consolidated income statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current taxes
Tax expense for the year	€ (4,843)	€ (7,761)	€ (5,251)
Income (expense) relating to other periods	2,785	328	(2,666)
Total current income taxes	(2,058)	(7,433)	(7,917)
Deferred taxes
Tax loss carry forwards	(33,136)	34,786	1,606
Temporary differences	18,443	(29,455)	2,991
Total deferred income taxes	(14,693)	5,331	4,597
Tax income (expense) recognized in the income statement	€ (16,751)	€ (2,102)	€ (3,320)